Long-Term Debt and Capital Lease Obligations (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended			3 Months Ended
	Mar. 11, 2011	Sep. 30, 2013	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Aug. 31, 2012	Nov. 30, 2007
Debt and Capital Lease Obligations [Abstract]
Debt and capital lease obligations						$ 275,401,000	$ 258,485,000
Less: current portion						(4,174,000)	0
Long-term debt and capital lease obligations						271,227,000	258,485,000
Extinguishment of debt, amount	170,900,000				25,300,000	0	25,343,000	170,889,000
Write off of pro-rata unamortized deferred financing fees and for bank and legal fees						200,000
Maturities of Long-term Obligations [Abstract]
2014						3,768,000
2015						0
2016						0
2017						300,000,000
2018						0
Long-term Debt						303,768,000
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Fiscal Year Maturity [Abstract]
2014						419,000
2015						915,000
2016						948,000
2017						982,000
2018						1,016,000
LongTermDebtMaturitiesRepaymentsOfPrincipalThereafter						6,012,000
Total minimum payments						10,292,000
Less amount representing interest						2,054,000
Present value of minimum lease payments						8,238,000
Current portion						406,000
Long-term portion						7,832,000
Debt Discount at Time of Issuance										48,100,000
Amortization of Debt Discount (Premium)						8,700,000
Payments for (Proceeds from) Hedge, Financing Activities			56,200,000			0	56,195,000	0
Incremental Common Shares Attributable to Call Options and Warrants		11.8
Investment Warrants, Exercise Price				$ 29.925
Capital Lease Obligations [Member]
Debt and Capital Lease Obligations [Abstract]
Debt and capital lease obligations						8,238,000	0
2017 Convertible Debt [Member]
Debt Instrument [Line Items]
Long-term debt, gross							300,000,000
Debt and Capital Lease Obligations [Abstract]
Debt and capital lease obligations						263,395,000	254,717,000
Stated percentage rate										2.00%
Maturity date						Aug. 15, 2017
Debt instrument, deferred financing charges				8,800,000
Debt instrument, convertible, conversion ratio						39.3140
Conversion price (in dollars per share)						$ 25.44
wmgi_ThresholdForConversionAsPercentOfConversionPrice						130.00%
wmgi_ThresholdForConversion						98.00%
Debt instrument, convertible, minimum consecutive period						20 days
Debt instrument, convertible, trading period						30 days
Debt instrument, convertible, purchase price as a percent of principal amount if fundamental change event occurs						100.00%
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Fiscal Year Maturity [Abstract]
Debt Instrument, Interest Rate, Effective Percentage				6.47%
Debt Instrument, Unamortized Discount						(36,605,000)	45,283,000
2014 Convertible Debt [Member]
Debt and Capital Lease Obligations [Abstract]
Debt and capital lease obligations						3,768,000	3,768,000				200,000,000
Stated percentage rate											2.625%
Maturity date									Dec. 01, 2014
Debt instrument, convertible, conversion ratio									30.6279
Conversion price (in dollars per share)						$ 32.65
wmgi_ThresholdForConversionAsPercentOfConversionPrice						140.00%
Debt instrument, convertible, minimum consecutive period						20 days
Debt instrument, convertible, trading period						30 days
Debt instrument, convertible, purchase price as a percent of principal amount if fundamental change event occurs						100.00%
2017 Notes Conversion Derivative [Member]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Fiscal Year Maturity [Abstract]
Debt Discount at Time of Issuance										$ 48,100,000